Fees Summary	Oct. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,713,000
Previously Paid Amount	0.00
Total Fee Amount	415.36
Total Offset Amount	0.00
Net Fee	415.36
Narrative - Max Aggregate Offering Price	$ 2,713,000
Final Prospectus	true